Note 11 - Other Borrowings (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2006	Dec. 31, 2018	Dec. 31, 2017
Annual Paydown of Principal Required		20.00%
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds		$ 211,700,000
Securities Sold under Agreements to Repurchase, Total		0
Stock Issued During Period, Value, New Issues	$ 248,000		$ 15,164,000
Notes Payable, Total	$ 8,300,000
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	1.67%
Mandatorily Redeemable Securities [Member] | Special Purpose Entity [Member]
Securities Sold under Agreements to Repurchase, Total		$ 8,000,000